SEGMENT REPORTING	9 Months Ended
Sep. 30, 2022
SEGMENT REPORTING

15. SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	September 30	December 31	September 30	December 31	September 30	December 31
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$
Property, plant and equipment	3,292	8,535	272	509	3,564	9,044
Additions - Property, plant and equipment	938	7,931	-	30	938	7,961
Mineral rights	16	193	20,498	20,080	20,514	20,273
Additions - Mineral rights	-	-	601	459	601	459
Total assets	9,829	15,309	23,128	26,251	32,957	41,560
Total liabilities	32,076	34,173	13,626	11,874	45,702	46,047

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2022	2021	2022	2021
	$	$	$	$
MEXICO
Revenue	6,982	9,151	23,260	28,649
Cost of sales	(5,732)	(7,376)	(22,902)	(22,905)
Exploration and holding expenses	(318)	(488)	(1,069)	(2,119)
Other (expenses) income and foreign exchange gains (losses)	(169)	31	535	(85)
Provision for litigation (Note 9)	-	(22,277)	-	(22,277)
Impairment loss (Note 4)	-	(752)	-	(752)
Finance (expenses) income	(55)	73	(197)	(1)
Income tax expense	-	(4,843)	-	(4,918)
Net profit (loss)	708	(26,481)	(373)	(24,408)

CORPORATE
General and administrative expenses	(1,279)	(1,453)	(3,781)	(5,436)
Exploration and holding expenses	(2,026)	(2,050)	(3,230)	(3,292)
Other (expenses) income and foreign exchange gains (losses)	(78)	(37)	251	(759)
Finance expenses	(930)	(761)	(2,889)	(2,437)
Income tax (expense) recovery	(174)	(78)	(194)	5
Net loss	(4,487)	(4,379)	(9,843)	(11,919)

Net loss	(3,779)	(30,860)	(10,216)	(36,327)